SUPPLEMENT DATED FEBRUARY 4, 2000, TO
                      THE PROSPECTUS DATED MAY 1, 1999, FOR
                    FUTURE DIMENSIONS VARIABLE UNIVERSAL LIFE
                 A FLEXIBLE PREMIUM ADJUSTABLE COMBINATION FIXED
                       AND VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                        SOUTHLAND LIFE INSURANCE COMPANY
                                     AND ITS
                          SOUTHLAND SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 1999 AS SUPPLEMENTED ON OCTOBER 21, 1999. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



The information previously added after the first sentence of the second paragraph in the "Policy Issuance" subsection on page 20 is hereby deleted and replaced in its entirety as follows:

          "If we receive your initial premium after we approve your policy for issue, the investment date is the date we receive your initial premium."


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The information previously added to the end of the last paragraph in the "Policy
Issuance" subsection on page 20 is hereby deleted and replaced in its entirety as follows:

          "If the policy date is earlier, we charge monthly deductions from the date we receive your initial premium. The policy date is determined one of three ways:

          1. the date you designate on your application, subject to our approval; or

          2. the back-date of the policy to save age, subject to our approval and state law.

          3. If there is no designated date or back-date, the policy date is:
                  o the date all underwriting and administrative requirements have been met if we receive your initial premium before we issue your policy; or
                  o the date we receive your initial premium, if it is after we approve your policy for issue."


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The second and third sentences of the third paragraph in the "Allocation of Net
Premiums" subsection of the "Premiums" section on page 22 are hereby deleted and replaced in their entirety as follows:


          "If your state requires return of your premium during the free look period, we invest amounts you have designated for the variable subaccounts in the Fidelity VIP Money Market subaccount for a period ending on the earlier of your state's free look period plus:
             o  five days from mailing (deemed delivery time); or
             o the date the policy was delivered to you, so long as we receive notice of the delivery date on our delivery receipt form at our Customer Service Center before the end of the deemed delivery time plus the free look period.

          At the end of this time period, we will allocate the amount you designated for the variable account among your chosen variable subaccounts, based on your most recent premium allocation instructions.

          If your state provides for return of account value during the free look period or no free look period, we invest amounts you designated for the variable subaccounts directly into your selected investment portfolios."


                        * * * * * * * * * * * * * * * * *


The third paragraph through the end of the "Free Look Period" subsection of the "General Policy Provisions" section on page 40 is hereby deleted in its entirety.


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